Provisions for expected credit losses - Impact of overlays on the provision for ECL (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020
Provisions for expected credit losses
Modelled provision for ECL	$ 4,580	$ 5,480	$ 5,147
Overlays	902	652	619
Total provision for ECL	$ 5,482	$ 6,132	$ 5,766